CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
OPERATING ACTIVITIES
Net income	$ 115,907	$ 102,236	$ 86,282
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	5,474	5,225	5,129
Amortization of intangible assets	60,501	60,177	59,099
Stock-based compensation expense (Note 16)	16,480	13,667	11,017
Other non-cash operating activities	114	53	308
Deferred tax expense	(5,978)	3,244	1,514
Changes in operating assets and liabilities (Note 20)	15,182	7,793	12,789
Cash provided by operating activities	207,680	192,395	176,138
INVESTING ACTIVITIES
Additions to property and equipment	(5,563)	(6,071)	(4,829)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(142,700)	(115,561)	(90,278)
Cash used in investing activities	(148,263)	(121,632)	(95,107)
FINANCING ACTIVITIES
Credit facility and other debt repayments			(1,068)
Payment of debt issuance costs	(43)	(1,118)	(72)
Issuance of common shares for cash, net of issuance costs (Note 14)	9,272	1,730	2,656
Payment of withholding taxes on net share settlements	(4,886)
Payment of contingent consideration	(19,084)	(5,215)
Cash (used in) provided by financing activities	(14,741)	(4,603)	1,516
Effect of foreign exchange rate changes on cash	(109)	(3,212)	(2,771)
Increase in cash	44,567	62,948	79,776
Cash, beginning of period	276,385	213,437	133,661
Cash, end of period	320,952	276,385	213,437
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 44,939	$ 23,791	$ 12,575